Portfolio of Investments (unaudited)
As of June 30, 2026
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—6.4%
Biotechnology—2.5%
Abcuro, Inc. Series B	232,252	$471,750
Abcuro, Inc. Series C1	51,403	310,407
Arbor Biotechnologies, Inc. Series B, 8.00%	38,624	640,000
Arbor Biotechnologies, Inc. Series C, 8.00%	389,294	1,599,998
Atalanta Therapeutics, Inc. Series B	777,778	762,223
Atalanta Therapeutics, Inc. Series B2	1,076,923	700,000
Aviceda Therapeutics Series C	38,906	224,091
Glycomine, Inc. Series C, 8.00%	2,865,735	1,719,441
Hotspot Therapeutics, Inc. Series B, 6.00%	1,291,668	3,100,003
Hotspot Therapeutics, Inc. Series C, 6.00%	284,119	920,801
Incendia Therapeutics, Inc. Series A	832,650	302,002
Infinant Health, Inc. Series A1	2,932,659	931,765
Priothera Co. Ltd. Series A, 6.00%	152,534	18
Quell Therapeutics Ltd. Series B	846,561	1,760,000
Recode Therapeutics, Inc. Series B, 5.00%	155,959	482,194
Seismic Therapeutics, Inc. Series B	282,340	1,274,991
Third Arc Bio, Inc. Series A, 8.00%	1,050,280	2,209,999
		17,409,683
Health Care Equipment & Supplies—0.0%
IO Light Holdings, Inc. Series A2	421,634	42
Pharmaceuticals—3.9%
Biotheryx, Inc. Series E, 8.00%	609,524	246,369
Crystalys Therapeutics, Inc. Series A	1,700,853	1,703,999
Curasen Therapeutics, Inc. Series A	9,049,182	4,339,083
Curasen Therapeutics, Inc. Series B	1,379,821	661,624
Endeavor Biomedicine, Inc. Series B, 8.00%	296,855	1,399,998
Endeavor Biomedicine, Inc. Series C, 8.00%	54,815	357,646
Engrail Therapeutics, Inc. Series B, 8.00%	2,124,646	1,017,705
HiberCell, Inc. Series B	1,305,163	258,292
HiberCell, Inc. Series C	719,652	333,631
Nuvig Therapeutics, Inc. Series B	1,098,709	1,152,216
Qlaris Bio, Inc. Series B	1,974,522	1,550,000
VeraDermics, Inc. Series C	109,305	13,437,957
		26,458,520
Total Convertible Preferred Stocks		43,868,245
Convertible Notes(a),(c)—0.5%
Biotechnology—0.3%
Hotspot Therapeutics, Inc., 6.00%, 04/12/28	$323,870	323,870
Incendia Therapeutics, Inc., 8.00%, 09/09/26	738,460	738,460
Incendia Therapeutics, Inc., 10.00%, 09/09/26	257,586	257,586
HiberCell, Inc., 10.00%, 02/28/27	320,000	320,000
Incendia Therapeutics, Inc., 10.00%, 09/09/26	69,798	69,798
		1,709,714
Health Care Providers & Services—0.0%
Recode Therapeutics, Inc., 8.00%, 03/23/27	75,939	75,939
Pharmaceuticals—0.2%
HiberCell, Inc., 10.00%, 02/28/27	206,589	206,589
Curasen Therapeutics, Inc., 8.00%, 08/31/26	441,083	441,083
Qlaris Bio, Inc., 8.00%, 04/30/27	191,578	191,578
Curasen Therapeutics, Inc., 8.00%, 08/31/26	180,426	180,426
	Shares or Principal Amount	Value

HiberCell, Inc., 10.00%, 02/28/27	$320,000	$320,000
Qlaris Bio, Inc., 8.00%, 12/12/27	129,525	129,525
		1,469,201
Total Convertible Notes		3,254,854
Common Stocks—87.5%
Biotechnology—65.4%
Abivax SA, ADR(b)	118,044	15,730,543
Alkermes PLC(b)	35,025	1,835,135
Allogene Therapeutics, Inc.(b),(d)	2,731,752	5,682,044
Alnylam Pharmaceuticals, Inc.(b)	16,515	4,971,510
Amgen, Inc.	15,306	5,542,609
Arcus Biosciences, Inc.(b)	155,060	4,780,500
Arcutis Biotherapeutics, Inc.(b)	172,867	4,532,573
Argenx SE, ADR(b)	19,643	18,224,186
Arrowhead Pharmaceuticals, Inc.(b)	104,478	8,516,002
ARS Pharmaceuticals, Inc.(b)	651,538	5,218,819
Ascendis Pharma AS(b)	11,544	3,079,016
Assembly Biosciences, Inc.(b)	77,339	2,125,276
Avalo Therapeutics, Inc.(b)	122,169	2,257,683
BioCryst Pharmaceuticals, Inc.(b)	898,336	8,983,360
Biohaven Ltd.(b)	365,519	5,438,923
Chinook Therapeutics, Inc. CVR(a),(b),(c)	59,063	18,900
Cogent Biosciences, Inc.(b)	125,297	4,848,994
Corbus Pharmaceuticals Holdings, Inc.(b)	543,719	5,100,084
Cytokinetics, Inc.(b)	57,613	4,908,052
Denali Therapeutics, Inc.(b)	601,194	15,462,710
Disc Medicine, Inc.(b)	121,484	8,885,340
Dyne Therapeutics, Inc.(b)	799,847	17,764,602
Equillium, Inc.(b)	3,631,659	11,621,309
Evommune, Inc.(b)	58,305	774,873
GRAIL, Inc.(b),(d)	77,618	5,298,981
Hemab Therapeutics Holdings, Inc.(b)	8,964	329,248
Ideaya Biosciences, Inc.(b)	222,056	8,276,027
Immatics NV(b)	186,664	1,890,906
Immunic, Inc.(b)	302,891	4,655,435
Immunovant, Inc.(b)	337,211	12,992,740
Insmed, Inc.(b)	208,079	22,185,383
Inventiva SACA, ADR(b)	1,093,492	4,133,400
Ionis Pharmaceuticals, Inc.(b)	106,455	8,440,817
Jade Biosciences, Inc.(b)	222,962	4,954,216
Kailera Therapeutics, Inc.(b)	24,309	535,527
Krystal Biotech, Inc.(b)	10,037	3,730,452
Lexeo Therapeutics, Inc.(b)	675,092	3,142,553
Mineralys Therapeutics, Inc.(b)	153,602	4,144,182
Neurocrine Biosciences, Inc.(b)	16,247	2,738,188
Newamsterdam Pharma Co. NV(b)	244,176	8,275,125
Odyssey Therapeutics, Inc.(b)	28,325	529,961
Oruka Therapeutics, Inc.(b)	122,702	11,677,549
Palisade Bio, Inc.(b)	1,910,205	3,992,328
Palvella Therapeutics, Inc.(b)	40,805	6,235,820
Praxis Precision Medicines, Inc.(b)	30,409	10,180,629
Precision BioSciences, Inc.(b)	1,085,970	8,535,724
ProQR Therapeutics NV(b)	2,624,861	4,882,241
Quoin Pharmaceuticals Ltd., ADR(b)	34,600	167,464
Regeneron Pharmaceuticals, Inc.	10,241	6,385,673
Relay Therapeutics, Inc.(b)	186,561	3,490,556
Revolution Medicines, Inc.(b)	43,763	8,195,935
Rhythm Pharmaceuticals, Inc.(b)	38,140	4,234,684
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2026
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Biotechnology (continued)
Rocket Pharmaceuticals, Inc.(b),(d)	397,727	$1,360,226
Sagimet Biosciences, Inc., Class A(b)	847,700	6,552,721
Sarepta Therapeutics, Inc.(b)	428,795	7,705,446
Shattuck Labs, Inc.(b)	1,405,851	9,756,606
Sionna Therapeutics, Inc.(b)	82,402	3,624,864
Skyhawk Therapeutics, Inc.(b)	45,156	1,556,527
Summit Therapeutics, Inc.(b)	630,806	9,190,843
Syndax Pharmaceuticals, Inc.(b)	372,766	8,148,665
Taysha Gene Therapies, Inc.(b)	1,496,652	10,192,200
Tectonic Therapeutic, Inc.(b)	370,884	12,749,138
uniQure NV(b)	523,123	24,095,045
Vaxcyte, Inc.(b)	126,674	7,363,560
Vericel Corp.(b)	135,240	6,016,828
Vertex Pharmaceuticals, Inc.(b)	3,797	1,886,084
Xenon Pharmaceuticals, Inc.(b)	170,859	10,313,049
		451,046,589
Health Care Equipment & Supplies—0.0%
Willow Laboratories, Inc.(a),(b),(c)	130,000	13
Health Care Providers & Services—0.6%
GeneDx Holdings Corp.(b),(d)	65,439	4,492,387
Life Sciences Tools & Services(b)—5.9%
Adaptive Biotechnologies Corp.	344,653	7,392,807
Codexis, Inc.	2,334,875	5,276,817
Personalis, Inc.(d)	1,542,774	20,673,172
Tempus AI, Inc., Class A	124,615	7,218,947
		40,561,743
Pharmaceuticals(b)—15.6%
AgomAb Therapeutics NV, ADR	170,464	2,212,623
Amylyx Pharmaceuticals, Inc.	285,776	5,132,537
Avalyn Pharma, Inc.	11,568	380,819
Axsome Therapeutics, Inc.	43,454	10,636,236
Crinetics Pharmaceuticals, Inc.	312,153	11,680,765
Definium Therapeutics, Inc.	79,545	3,741,797
Edgewise Therapeutics, Inc.	264,002	10,726,401
Eloxx Pharmaceuticals, Inc.	130,900	1,816,892
Eloxx Pharmaceuticals, Inc.	163,602	2,270,796
EyePoint, Inc.	710,173	10,155,474
Fusion Pharmaceuticals, Inc. CVR(a),(c),(e)	3,256	4,493
Jazz Pharmaceuticals PLC	15,453	3,723,709
LENZ Therapeutics, Inc.	500,700	2,843,976
Maze Therapeutics, Inc.	137,367	4,099,031
Oculis Holding AG(e)	324,542	4,501,398
Oculis Holding AG(e)	8,974	124,469
Seaport Therapeutics, Inc.	55,039	1,195,447
SpyGlass Pharma, Inc.	40,826	908,787
Structure Therapeutics, Inc., ADR	162,217	8,706,186
VeraDermics, Inc.	171,383	21,069,826
WaVe Life Sciences Ltd.	271,219	1,575,782
		107,507,444
Total Common Stocks		603,608,176
Warrants(b)—2.7%
Biotechnology—2.7%
Immunic, Inc.	231,183	3,553,277
	Shares or Principal Amount	Value

Immunic, Inc., Series B(expiration date 6/30/2030, exercise price $0.75)(a)	231,183	$2,736,069
Immunic, Inc.	444,460	6,831,356
Immunic, Inc., Series C(expiration date 1/31/2027, exercise price $0.87)(a)	444,460	4,083,169
Precision BioSciences, Inc.(expiration date 11/11/2030, exercise price $7.25)(a)	336,267	1,524,803
		18,728,674
Health Care Providers & Services—0.0%
Recode Therapeutics, Inc.(expiration date 9/23/2035, exercise price $0.01)(a),(c)	75,939	0
Pharmaceuticals(a),(c)—0.0%
HiberCell, Inc., Series C(expiration date 09/15/28, exercise price $0.46)	719,652	1
HiberCell, Inc.(expiration date 09/13/34, exercise price $0.08)	2,582,362	2
HiberCell, Inc.(expiration date 01/09/36, exercise price $0.08)	4,000,000	0
		3
Total Warrants		18,728,677
Short-Term Investment—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(f)	6,953,413	6,953,413
Total Short-Term Investment		6,953,413
Total Investments Before Milestone Interests—98.1% (Cost $452,731,107)		676,413,365
	Interests	Value
Milestone Interests(a),(b),(c)—1.9%
Biotechnology—0.1%
Amphivena Milestone Interest	1	$0
Invetx, Inc. Milestone Interest	1	714,070
		714,070
Pharmaceuticals—1.8%
Afferent Milestone Interest	1	0
Amolyt Milestone Interest	1	1,081,804
Ethismos Research Milestone Interest	1	0
Neurovance Milestone Interest	1	11,413,530
		12,495,334
Total Milestone Interests		13,209,404
Total Investments (Cost $456,251,534)—100.0%		689,622,769
Liabilities in Excess of Other Assets—(0.0%)		(156,573)
Net Assets—100.0%		$689,466,196

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	A portion of security is pledged as collateral for call options written.
(e)	Foreign security.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2026.

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2026
abrdn Life Sciences Investors

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—(0.1)%
Call Options Written—(0.1)%
ALLOGENE THERAPEUTICS, Inc. AUG26 5 CALL	3,000	(1,500,000)	(15,000)
GENEDX HOLDINGS Corp. SEP26 75 CALL	80	(600,000)	(68,400)
GRAIL, Inc. OCT26 115 CALL	150	(1,725,000)	(37,125)
PERSONALIS, Inc. OCT26 12.5 CALL	1,000	(1,250,000)	(317,500)
ROCKET PHARMACEUTICALS, Inc. JUL26 7.5 Call	3,500	(2,625,000)	(14,000)
Total Call Options Written (Premiums received $(433,426))			(452,025)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and

4

Notes to Portfolio of Investments  (concluded)
June 30, 2026 (unaudited)

procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The unobservable inputs disclosed represent the inputs that had the most significant impact on the determination of fair value and reflect management’s assessment of the key assumptions used in the valuation of the security. These inputs were selected after consideration of a range of available information relevant to the issuer and the security, including information obtained from the issuer (such as analysis of financial statements, products, intended markets, or technologies), and other factors deemed relevant to the valuation. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

5